SCHEDULE OF OTHER INCOME (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Interest earned	$ 47,444	$ 14,823	$ 119,480	$ 240,293
R&D tax credits	350,529		33,933
Credit card reward cash back			60,000
Other income			213,413	240,293
Accretion expense		(42,026)		(203,918)
Grant Income	64,189
Interest expense	(4,976)	(71,318)	(1,953,499)	(348,441)
Legal claim expense	(223,089)
Provision for losses on related party transactions		(161,110)	(479,808)	(1,872,334)
Other income	$ 234,097	$ (259,631)	$ (1,214,796)	$ (11,950,989)